LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
Schedule of loss per share

	For the years ended December 31,
	2019	2018	2017
		As restated Note 23	As restated Note 23
Weighted average number of Common Shares	6,511,672	1,416,011	81,524
Loss for the period	$(35,131,015)	$(107,983,475)	$(21,634,068)
Basic and diluted loss per share	$(5.40)	$(76.26)	$(265.37)